Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

Note 18 - Financial Instruments

Framework for risk management

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management practice was formulated to identify and analyze the risks that the Group faces, to set appropriate limits for the risks and controls, and to monitor the risks and their compliance with the limits. The risk policy and risk management methods are reviewed regularly to reflect changes in market conditions and in the Group’s operations. The Group acts to develop an effective control environment in which all employees understand their roles and commitment.

The Group Audit Committee oversees how management monitors compliance with the Group’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The Group Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

A.	Risk management

1.	Credit risk

Credit risk is the risk of financial loss to the Group if a debtor or counterparty to a financial instrument fails to meet its contractual obligations, and arises mainly from the Company’s receivables. The Group restricts exposure to credit risk by investing only in bank deposits.

The Group held cash and cash equivalents and short-term deposits of USD 9,574 thousand at December 31, 2025 (2024 – USD 8,249 thousand). These are held with banks, which are rated BBB+ or BBB-, based on S&P Rating Agency ratings. The short-term deposits, mainly in USD, bear fixed interest ranging between 0.2% - 4.46%.

As of December 31, 2025 the Group has an amount of USD 157 thousand in short term deposits guaranteed for the Group’s leases and credit and an amount of USD 700 thousand in short term deposits guaranteed for hedging transactions.

2.	Market risk

Market risk is the risk that changes in market prices, such as foreign currency exchange rates, the CPI, interest rates and the prices of equity instruments, will influence the Group’s results or the value of its holdings in financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing returns.

3.	Currency risk

The Group is exposed to currency risk mainly for cash and purchases for research and development expenses that are denominated in NIS and EURO. Therefore, the Group is exposed to exchange rate fluctuations in these currencies against the dollar and takes steps to reduce the currency risk by maintaining its liquid resources in accordance with its future needs.

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2025:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 2%	Up 5%
Cash and cash equivalents and deposits	14	34	689	(14)	(34)
Other current assets	4	10	206	(4)	(10)
Accounts payable	(3)	(8)	(150)	3	8
Other payables	(22)	(54)	(1,078)	22	54
Post-employment benefit liabilities	(3)	(8)	(160)	3	8
Total income (loss)	(10)	(26)		10	26

Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2025:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 2%	Up 5%
Cash and cash equivalents and deposits	2	6	125	(2)	(6)
Accounts payable	0	0	0	0	0
Other payables	0	0	0	0	0
Total income (loss)	2	6		(2)	(6)

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2024:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 2%	Up 5%
Cash and cash equivalents and deposits	8	21	423	(8)	(21)
Other current assets	14	35	704	(14)	(35)
Accounts payable	(1)	(3)	(60)	1	3
Other payables	(14)	(36)	(723)	14	36
Post-employment benefit liabilities	(3)	(7)	(140)	3	7
Total income (loss)	4	10		(4)	(10)

Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2024:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 2%	Up 5%
Cash and cash equivalents and deposits	1	2	39	(1)	(2)
Accounts payable	(2)	(5)	(92)	2	5
Other payables	(1)	(2)	(50)	1	2
Total income (loss)	(2)	(5)		2	5
B.	Financial instruments measured at fair value:

1.	The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, short term deposits, trade payables, and other payables are the same or proximate to their fair value.

2.	In October 2021, the Company received a convertible note in the amount of USD 1.5 million and a warrant to purchase 300 thousand Coeptis shares, as part of the termination arrangement with Coeptis, at an exercise price of USD 5 per warrant. During 2025, the Company exercised the warrants and sold the shares for proceeds of USD 468,500.

As a result, the financial instruments (the convertible note and the warrants) were fully derecognized from the financial statements.

3.	In October 2023, as part of a registered direct offering, the Company issued 21,739 warrants, and amended certain existing warrants to purchase up to an aggregate of 2,778 of the Company’s ADSs that were previously issued in June 2020 at exercise prices of $1,800 per ADS such that effective upon the closing of the offering the amended warrants will have a reduced exercise price of $250 per ADS and will expire five and a one-half years from the closing date of the offering.

On July 2, 2024, the Company induced the exercise of certain existing warrants (including the above October warrants) to purchase an aggregate of 28,168 American Depositary Shares (ADSs). In consideration for the exercise of the existing warrants, the Company issued new unregistered Series A-1 warrants to purchase up to an aggregate of 24,897 ADSs and new unregistered Series A-2 warrants to purchase up to an aggregate of 31,438 ADSs (see Note 9D2).

The warrants were classified as a financial liability as they can be settled in cash upon the occurrence of a Fundamental Transaction, as defined in the agreement. The liability was initially recognized at its fair value on the closing date of the offering and is subsequently measured at fair value at each reporting date, with changes recognized in profit and loss. As of December 31, 2025, the carrying amount of these warrants was approximately $47 thousand.

4.	On September 5, 2025, in connection with a registered direct offering, the Company issued 1,199,999 ordinary warrants. The warrants were classified as financial liability as they can be settled in cash upon the occurrence of a Fundamental Transaction as defined in the agreement. The liability was initially recognized at its fair value on the closing date of the offering and is subsequently measured at fair value at each balance sheet date, with changes recognized in profit or loss. As of December 31, 2025, the carrying amount of these warrants was approximately $4,027 thousand.
4.	Fair value hierarchy of financial instruments measured at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset and liabilities
Financial liability of warrants	-	-	4,066	4,066

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset and liabilities
Convertible debt instrument and warrant (see Note 18B (2))	275	-		275
Financial liability of warrants	-	-	1,149	1,149

Details regarding fair value measurement at Level 3:

Financial liability- warrant

Balance as of January 1, 2025	1,149
Exercise	(88)
Issuance	4,240
Revaluation	(1,235)
Balance as of December 31, 2025	4,066

	Financial asset- convertible note	Financial liability- warrant

Balance as of January 1, 2024	73	2,518
Exercise	-	(56)
Issuance	-	2,028
Proceed	(187)	-
Revaluation	114	(3,341)
Balance as of December 31, 2024	-	1,149
Financial instrument	Valuation method for determining fair value	Significant unobservable inputs
For the year ended December 31, 2025
Warrant (see note 9D1)	Black - Scholes	expected term	0.51, 3.51 years
		expected volatility	177.59%, 102.59%
		annual risk free interest	3.65%, 3.69%
		dividend yield	0%

For the year ended December 31, 2024
Warrant (see note 9D1)	Black - Scholes	expected term	4.5, 1.5 years
		expected volatility	97.31%, 129.83%
		annual risk free interest	4.30%, 4.54%
		dividend yield	0%